Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jul. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Statement of Financial Position
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	250,000,000	250,000,000	250,000,000
Common Stock, shares issued	39,772,124	33,798,502	1,856,671
Common Stock, shares outstanding	39,772,124	33,798,502	1,856,671
Convertible Debenture, Unamortized Discount	$ 91,573		$ 6,982